PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Property plant and equipment, gross	$ 126,068	$ 98,312
Less: Accumulated depreciation	70,798	39,026
Property and equipment, Net	55,270	59,286
Furniture and Fixtures [Member]
Property plant and equipment, gross	71,027	58,064
Office equipment [Member]
Property plant and equipment, gross	$ 55,041	$ 40,248